Summary of Significant Accounting Policies - Schedule of Customer Accounts Receivable and Contract Assets (Details) - Accounts receivable and contract assets - Concentration of Credit Risk - CNY (¥)
¥ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Customer A
Significant Risk and Uncertainties
Accounts receivable and contract Assets	¥ 394,607	¥ 234,744
Concentration risk, percentage	16.70%	15.76%
Customer B
Significant Risk and Uncertainties
Accounts receivable and contract Assets	¥ 312,808
Concentration risk, percentage	13.24%
Customer C
Significant Risk and Uncertainties
Accounts receivable and contract Assets	¥ 246,830
Concentration risk, percentage	10.45%